Accounts Payable Related to Energy Generated by Consumers	12 Months Ended
Dec. 31, 2024
Accounts Payable Related to Energy Generated by Consumers
Accounts Payable Related to Energy Generated by Consumers

22.             ACCOUNTS PAYABLE RELATED TO ENERGY GENERATED BY CONSUMERS

The Electricity Compensation System (Sistema de Compensação de Energia Elétrica – SCEE) was implemented in 2012 by Aneel Normative Resolution 482, which aimed to encourage renewable energy generation. The SCEE allows the energy injected by consumers from micro-generation or mini-distributed generation to be provided to the local distributor as a free loan – which is then offset against the customer’s own consumption.

The balance of the obligation represents the volume of energy to be offset, measured at the electricity distribution tariff in force at the time.

On December 31, 2024, the amount posted in Current liabilities was R$1,252 (R$705 on December 31, 2023). This increase is mainly due to the increase in the number of generating facilities (301,804 in December 2024, compared to 249,241 in December 2023) and the increase in the amount of energy injected (6,108 GWh in 2024, compared to 4,720 GWh in 2023).